Fixed Assets, Net (Details) (USD $)	12 Months Ended						0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2013 Vessel	Dec. 31, 2012 Vessel item	Dec. 31, 2011 Vessel	Feb. 13, 2013 Independence	Dec. 31, 2013 Independence item	Feb. 28, 2013 Henry	Dec. 31, 2013 Henry item	Mar. 25, 2013 Pride	Dec. 31, 2013 Pride item	May 14, 2013 Honour	Dec. 31, 2013 Honour item	May 14, 2013 Amalia C item	Dec. 31, 2013 Amalia C item	Jun. 13, 2013 Elbe	Dec. 31, 2013 Elbe item	Jun. 25, 2013 Niledutch Zebra item	Dec. 31, 2013 Niledutch Zebra item	Oct. 03, 2013 Hope	Dec. 31, 2013 Hope item	Oct. 22, 2013 Kalamata	Dec. 31, 2013 Kalamata item	Oct. 25, 2013 Lotus	Dec. 31, 2013 Lotus item	Nov. 12, 2013 Komodo	Dec. 31, 2013 Komodo item	Nov. 13, 2013 Danae C item	Dec. 31, 2013 Danae C item	Nov. 21, 2013 Dimitris C item	Dec. 31, 2013 Dimitris C item	Feb. 16, 2012 Hyundai Together item	Dec. 31, 2013 Hyundai Together item	Feb. 28, 2012 CMA CGM Melisande item	Dec. 31, 2013 CMA CGM Melisande item	Mar. 08, 2012 Hyundai Tenacity item	Dec. 31, 2013 Hyundai Tenacity item	Apr. 27, 2012 Montreal (ex Hanjin Montreal)	Dec. 31, 2012 Montreal (ex Hanjin Montreal)	Jun. 07, 2012 Hyundai Speed item	Dec. 31, 2013 Hyundai Speed item	Jun. 29, 2012 Hyundai Ambition item	Dec. 31, 2013 Hyundai Ambition item	May 03, 2012 Hyundai Smart item	Dec. 31, 2013 Hyundai Smart item	Dec. 31, 2013 Hanjin Algeciras item	Dec. 31, 2013 Hanjin Germany item	Dec. 31, 2013 Hanjin Italy item	Dec. 31, 2013 Hanjin Constantza item	Dec. 31, 2013 Hanjin Greece item	Dec. 31, 2013 CMA CGM Attila item	Dec. 31, 2013 CMA CGM Tancredi item	Dec. 31, 2013 CMA CGM Bianca item	Dec. 31, 2013 CMA CGM Samson item
Vessel Cost
Balance at the beginning of the period				$ 4,576,106,000	$ 3,703,782,000
Additions				46,839,000	1,022,560,000										6,600,000	6,600,000			10,100,000	10,100,000									11,900,000	11,900,000	14,900,000	14,900,000	168,500,000		117,500,000		168,500,000				168,500,000		168,500,000		168,500,000
Disposals				(172,226,000)	(20,606,000)
Impairment loss	(19,004,000)	(129,630,000)			(129,630,000)	0
Balance at the end of the period				4,450,719,000	4,576,106,000	3,703,782,000
Accumulated Depreciation
Balance at the beginning of the period				(589,968,000)	(461,831,000)
Additions				(137,414,000)	(143,938,000)
Disposals				119,280,000	15,801,000
Balance at the end of the period				(608,102,000)	(589,968,000)	(461,831,000)
Net Book Value
Balance at the beginning of the period	3,986,138,000			3,986,138,000	3,241,951,000
Additions				(90,575,000)	878,622,000
Disposals				(52,946,000)	(4,805,000)
Impairment loss	(19,004,000)	(129,630,000)			(129,630,000)	0
Balance at the end of the period	3,842,617,000	3,986,138,000		3,842,617,000	3,986,138,000	3,241,951,000
Other disclosures
Gross sale consideration	52,926,000	5,635,000					7,000,000		6,100,000		6,500,000		9,100,000				5,600,000				8,000,000		5,600,000		6,800,000		5,800,000
Life of disposed asset							26 years		27 years		25 years		24 years				22 years				24 years		23 years		25 years		23 years												28 years
TEU								3,045		3,039		3,129		3,908	2,524	2,452		2,917	2,602	2,602		3,908		2,917		3,098		2,917	2,524	2,524	3,430	3,430	13,100	13,100	8,530	8,530	13,100	13,100			13,100	13,100	13,100	13,100	13,100	13,100	3,400	10,100	10,100	3,400	10,100	8,530	8,530	8,530	8,530
Period of charter																																	12 years		12 years		12 years				12 years		12 years		12 years
Net sale consideration							6,000,000		5,300,000		5,500,000		8,000,000				5,000,000				7,100,000		4,900,000		6,100,000		5,000,000												5,600,000
Net gain on sale	449,000						518,000		138,000		671,000		112,000				59,000				(670,800)		(224,300)		149,600		140,500												800,000	800,000
Number of vessels on which impairment loss is recorded					13
Number of vessels sold	7		0
Residual value of the fleet				$ 404,600,000	$ 431,900,000
Average life of scrap considered to calculate residual value of vessel, one				10 years
Scrap value per ton (in dollars per ton)				300